BlueStar Israel Technology ETF
Schedule of Investments
June 30, 2022 (Unaudited)
		Shares	Value

COMMON STOCKS - 98.8%
Cayman Islands - 0.7%
Software - 0.7% (d)
Sapiens International Corp. NV		31,584	$764,017

Gibraltar - 0.8%
Hotels, Restaurants & Leisure - 0.8%
888 Holdings PLC		427,480	872,143

Guernsey - 7.5%
IT Services - 7.5%
Amdocs, Ltd.		100,885	8,404,730

Israel - 63.9%
Aerospace & Defense - 5.3%
Elbit Systems Ltd. (a)		23,101	5,297,984
RADA Electronic Industries, Ltd. (b)		61,127	564,813
Total Aerospace & Defense			5,862,797
Auto Components - 0.3%
REE Automotive, Ltd. (b)		266,227	308,823
Biotechnology - 0.2%
Kamada, Ltd. (b)		43,459	197,702
Communications Equipment - 3.1%
AudioCodes, Ltd.		33,026	727,893
Ceragon Networks, Ltd. (b)		193,900	498,323
Gilat Satellite Networks, Ltd. (b)		79,107	477,806
Ituran Location and Control, Ltd.		16,653	407,832
Radware, Ltd.		44,018	953,870
Silicom, Ltd.		11,146	375,063
Total Communications Equipment			3,440,787
Diversified Financial Services - 1.9%
Plus500, Ltd.		102,200	2,081,348
Electronic Equipment, Instruments & Components - 0.7%
Arbe Robotics, Ltd. (a)(b)		33,050	181,775
Innoviz Technologies, Ltd. (a)(b)		162,425	636,706
Total Electronic Equipment, Instruments & Components			818,481
Health Care Equipment & Supplies - 3.7%
Alpha Tau Medical, Ltd. (a)(b)		88,812	800,196
Inmode Ltd. (b)		88,808	1,990,187
Nano-X Imaging Ltd. - ADR (a)(b)		71,401	806,831
Sisram Medical, Ltd. (e)		349,171	598,060
Total Health Care Equipment & Supplies			4,195,274
Household Durables - 0.7%
Maytronics, Ltd.		51,591	725,953
Independent Power and Renewable Electricity Producers - 2.1%
Energix-Renewable Energies, Ltd.		245,790	743,784
Enlight Renewable Energy, Ltd. (b)		614,887	1,166,947
OY Nofar Energy, Ltd. (b)		15,544	384,845
Total Independent Power and Renewable Electricity Producers			2,295,576
Interactive Media & Services - 0.5%
Taboola.com, Ltd. (b)		233,439	590,601
Internet & Direct Marketing Retail - 1.1%
Fiverr International, Ltd. (b)		39,210	1,348,432
IT Services - 4.4%
Formula Systems 1985, Ltd.		6,934	625,121
Matrix IT, Ltd.		33,602	778,927
One Software Technologies, Ltd.		29,236	461,103
Wix.com, Ltd. (a)(b)		45,023	2,951,258
Total IT Services			4,816,409
Life Sciences Tools & Services - 0.3%
Compugen, Ltd. (a)(b)		185,306	342,816
Machinery - 1.6%
Kornit Digital, Ltd. (b)		55,044	1,744,895
Media - 1.2%
Perion Network, Ltd. (b)		58,835	1,069,620
Tremor International, Ltd. (b)		58,035	247,402
Total Media			1,317,022
Semiconductors & Semiconductor Equipment - 7.2%
Camtek, Ltd. (b)		36,125	898,068
Nova, Ltd. (b)		28,062	2,484,329
Tower Semiconductor, Ltd. (b)		101,185	4,672,723
Total Semiconductors & Semiconductor Equipment			8,055,120
Software - 27.6% (d)
Cellebrite DI, Ltd. (a)(b)		74,436	379,624
Check Point Software Technologies, Ltd. (b)		70,082	8,534,585
Cognyte Software, Ltd. (b)		83,884	356,507
CyberArk Software, Ltd. (a)(b)		41,623	5,326,079
Hilan, Ltd.		12,357	649,875
ironSource, Ltd. (b)		630,255	1,500,007
Jfrog, Ltd. (b)		73,349	1,545,463
Magic Software Enterprises, Ltd.		23,053	403,120
Monday.com, Ltd. (b)		16,934	1,746,911
Nice, Ltd. - ADR (b)		44,112	8,489,354
Riskified, Ltd. (b)		88,767	394,125
SimilarWeb, Ltd. (a)(b)		46,504	383,658
Tufin Software Technologies, Ltd. (b)		47,922	601,900
WalkMe, Ltd. - (a)(b)		42,527	430,799
Total Software			30,742,007
Technology Hardware, Storage & Peripherals - 2.0%
Nano Dimension, Ltd. - ADR (b)		305,184	958,278
Stratasys, Ltd. (a)(b)		65,219	1,222,204
Total Technology Hardware, Storage & Peripherals			2,180,482
Total Israel			71,064,525

Jersey - 2.9%
Health Care Equipment & Supplies - 2.9%
Novocure, Ltd. (a)(b)		45,643	3,172,189

United States - 23.0%
Biotechnology - 0.4%
Lineage Cell Therapeutics, Inc. (b)		304,934	481,796
Pluristem Therapeutics, Inc. (b)		1	1
Total Biotechnology			481,797
Electronic Equipment, Instruments & Components - 0.5%
Vishay Precision Group, Inc. (b)		17,740	516,766
Entertainment - 1.0%
Playtika Holding Corp. (b)		81,216	1,075,300
Independent Power & Renewable Energy - 2.3%
Ormat Technologies, Inc.		34,074	2,589,973
Insurance - 0.8%
Lemonade, Inc. (a)(b)		50,851	928,539
IT Services - 0.7%
Payoneer Global, Inc. (b)		198,421	777,810
Pharmaceuticals - 0.4%
Oramed Pharmaceuticals, Inc. (a)(b)		87,365	400,132
Semiconductors & Semiconductor Equipment - 8.7%
CEVA, Inc. (b)		24,193	811,917
SolarEdge Technologies, Inc. (a)(b)		32,135	8,794,707
Total Semiconductors & Semiconductor Equipment			9,606,624
Software - 8.2% (d)
LivePerson, Inc. (a)(b)		53,685	759,106
SentinelOne, Inc. - Class A (a)(b)		174,903	4,080,487
Varonis Systems, Inc. (b)		82,286	2,412,626
Verint Systems, Inc. (b)		41,240	1,746,514
Total Software			8,998,733
Total United States			25,375,674
TOTAL COMMON STOCKS (Cost $142,509,526)			109,653,278

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 14.9%
Mount Vernon Liquid Assets Portfolio, LLC, 1.64% (c)		16,539,857	16,539,857
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $16,539,857)			16,539,857

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
First American Government Obligations Fund - Class X, 1.29% (c)		558,464	558,464
TOTAL SHORT-TERM INVESTMENTS (Cost $558,464)			558,464

Total Investments (Cost $159,607,847) - 114.2%			126,751,599
Liabilities in Excess of Other Assets - (14.2)%			(15,788,279)
TOTAL NET ASSETS - 100.0%			$110,963,320

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)			All or a portion of this security was out on loan at June 30, 2022.
(b)	Non-income producing security.
(c)			The rate shown is the annualized seven-day yield at period end.
(d)			As of June 30, 2022, the Fund had a significant portion of its assets invested in the Software Industry.
(e)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration to qualified insitutional investors. At June 30, 2022, the market value of these securities total $598,060, which represents 0.5% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ”), ETFMG Prime 2x Daily Junior Silver Miners ETF (“SILX”), ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF (“SINV”), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG 2x Daily Alternative Harvest ETF (“MJXL”), ETFMG 2x Daily Inverse Alternative Harvest ETF (“MJIN”), ETFMG 2x Daily Travel Tech ETF (“AWYX”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”), AI Powered Equity ETF (“AIEQ”) and ETFMG Real Estate Tech ETF (‘HHH”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2022, AIEQ, HACK, VALT, AWAY, GERM, MJUS, MJXL, MJIN, SINV, SILX, AWYX, IVES, ITEQ, HHH and ETHO did not hold any fair valued securities. As of June 30, 2022, SILJ held two fair valued securities and MJ, IPAY and GAMR held one fair valued security.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2022:

ITEQ
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$109,653,278	$-	$-	$109,653,278
Short-Term Investments	558,464	-	-	558,464
Investments Purchased with Securities Lending Collateral*	-	-	-	16,539,857
Total Investments in Securities	$110,211,742	$-	$-	$126,751,599

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.
*** Swap contracts are derivative instruments, which are presented at the unrealized appreciation/depreciation on the instrument.